THE ALGER FUNDS

                         SUPPLEMENT DATED JULY 10, 2006
                                     TO THE
                       STATEMENT OF ADDITIONAL INFORMATION
                               DATED MARCH 1, 2006


The following updates the information in the Statement of Additional Information regarding the Trust's portfolio managers.

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         (1) To correct an inadvertent omission, the following replaces the line item for Dan C. Chung in the table of Trustees' beneficial ownership of fund equity securities on page 29 of the Statement of Additional Information:

Dan C. Chung               E  A  E  E  E  E  D  E  A  A                        E


         (2) The following line item is added to the table under "Other Accounts Managed by Portfolio Managers" on page 30 of the Statement of Additional
Information:

Andrew Silverberg 3($1,894.9)               ---               ---


         (3) Eric Shen has been appointed a co-manager of the Alger Health Sciences Fund. Accordingly, the following line item is added to the table under "Securities Owned by the Portfolio Managers" on page 31 of the Statement of Additional Information:

Eric Shen                  Health Sciences                    A

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